Related party transactions (Detail Textuals) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Receivables due from related parties		¥ 2,260
Mr. Wei Wen
Related Party Transaction [Line Items]
Receivables due from related parties	¥ 1,000		¥ 1,200
Mr. Xingyu Du
Related Party Transaction [Line Items]
Receivables due from related parties	¥ 800	¥ 1,000